STOCK OPTION PLAN (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2000
STOCK OPTION PLAN [Abstract]
Price per share, minimum percentage of fair market value		100.00%	100.00%
Stock owned, maximum percentage of total combined voting power		10.00%	10.00%
Price per share for employees owning more than 10% of voting power, minimum percentage of fair market value		110.00%	110.00%
Price per share, minimum percentage of fair market value for non-qualified stock options granted		50.00%	50.00%
Number of shares authorized	25,000,000			60,000,000
Stock option plan longevity term	10 years
Stock options expiration term, maximum		3 years	3 years
Stock options expiration term for employees owning more than 10% of voting power, maximum		5 years	5 years
Share-based compensation		$ 77,411	$ 59,226
Unrecognized compensation expense		$ 279,210	$ 336,181